FORUM FUNDS
190 MIDDLE STREET, SUITE 101
PORTLAND, MAINE 04101
207-347-2000

December 31, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Statement of Additional Information for the MAI Managed Volatility Fund (the “Fund”), dated December 30, 2025, does not differ from that contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on December 19, 2025 (accession number 0001398344-25-022714).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2038 or lindsey.dorval@apexgroup.com.

Sincerely,

/s/ Lindsey Dorval

Lindsey Dorval, Esq.
Vice President and Secretary to the Registrant